SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Euro [member]
IfrsStatementLineItems [Line Items]
Lease Obligations	$ 2,901	$ 11,773
Chinese yuan [member]
IfrsStatementLineItems [Line Items]
Lease Obligations	$ 70,337	$ 82,005